Going Concern and Management's Plans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern And Management's Plans 1		$ 13,700,000
Going Concern And Management's Plans 2		10,600,000
Going Concern And Management's Plans 3		6,000,000
Going Concern And Management's Plans 4		59,000,000
Going Concern And Management's Plans 5		50,000,000
Going Concern And Management's Plans 6		47,300,000
Going Concern And Management's Plans 1	3,439,000
Going Concern And Management's Plans 2	2,016,000
Going Concern And Management's Plans 3	9,215,000
Going Concern And Management's Plans 4	62,000,000
Going Concern And Management's Plans 5	50,000,000
Going Concern And Management's Plans 6	$ 47,300,000